CONVERTIBLE DEBT (Details Narrative) - USD ($)							1 Months Ended										9 Months Ended		12 Months Ended
	Dec. 15, 2023	Dec. 06, 2023	Sep. 02, 2022	Apr. 07, 2022	Aug. 10, 2021	Nov. 11, 2020	Oct. 30, 2023	Jun. 29, 2023	Mar. 31, 2023	Nov. 17, 2022	Aug. 31, 2022	Aug. 16, 2021	Apr. 22, 2021	Apr. 20, 2021	Feb. 16, 2021	Oct. 28, 2020	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Sep. 27, 2022	Sep. 20, 2022	Jul. 09, 2020	Jul. 07, 2020	May 07, 2020
Payment of Financing costs					$ 50,000							$ 35,000	$ 24,750	$ 41,400
Convertible notes									$ 23,975								$ 45,000		$ 23,975
Issuance of aggregate shares of common stock, shares																	10,787,180
Issuance of aggregate shares of common stock, value																	$ 482,796
Conversion of convertible note																	470,000
Conversion of convertible note interest																	22,795
Interest				$ 9,162					800,000								5,000		800,000
Accrued interest					997,260				700,000				8,250			$ 6,805	$ 5,240		700,000	$ 50,000
Common stock issued, value																			823,975
Notes payable,principal				275,000					$ 200,000										$ 200,000
Notes payable,premium				42,624
Notes paid,total				$ 326,786
Debt conversion, principle balance					$ 200,000							$ 100,000	$ 82,500	$ 138,000
Volatility rate			137.00%	132.00%						250.00%	137.00%
Common stock shares par value									$ 0.001								$ 0.001		$ 0.001	$ 0.001				$ 0.001		$ 0.20
Convertible notes payable							$ 5,000										$ 400,000	$ 275,000	$ 275,000	$ 520,000
Common share issued									131,764,348								168,729,565		131,764,348	111,313,175
Interest on convertible notes																		6,565
Convertible common stock amount																		$ 550,000	$ 9,275	$ 27,000
Common share issued, shares																			9,539,197	1,858,862
Debtenture 1
Risk free interest rate																	3.50%		3.50%
Volatility rate																	137.00%		137.00%
Expected life																	1 year		1 year
Debtenture 2
Risk free interest rate																	4.03%		4.03%
Volatility rate																	140.00%		140.00%
Expected life																	1 year		1 year
Debtenture 3
Convertible debt																									$ 50,000
Risk free interest rate																	3.98%		3.98%
Volatility rate																	141.00%		141.00%
Expected life																	1 year		1 year
August 31, 2022 [Member]
Conversion price, Description																	Debenture may be converted at the lesser of $0.30 per share or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading days immediately prior to the conversion date and carried an original discount of 3% of the debenture face value		Debenture may be converted at the lesser of $0.30 per share or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading days immediately prior to the conversion date and carried an original discount of 3% of the debenture face value
Warrant expiry date											Aug. 30, 2024
Exercise price of warrant																	$ 0.60		$ 0.60
Convertible debentures with unrelated party											$ 1,500,000
Debt paid,first installement											$ 500,000
Debt paid,second installement																							$ 500,000
Interest rate on convertible debenture																	6.00%
Common stock issued for warrant purchase											750,000
Debt paid,third installement																						$ 500,000
September 02, 2022 [Member]
Conversion price, Description																	Debenture may be converted at the lesser of $0.30 per share or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading days immediately prior to the conversion date and carried an original discount of 3% of the debenture face value		Debenture may be converted at the lesser of $0.30 per share or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading days immediately prior to the conversion date and carried an original discount of 3% of the debenture face value
Risk free interest rate																	3.47%		3.47%
Volatility rate																	137.00%		137.00%
Expected life																	1 year		1 year
Common share issued																	1,331,919
Warrant expiry date			Aug. 30, 2024
Exercise price of warrant																	$ 0.60		$ 0.60
Convertible debentures with unrelated party			$ 500,000
Debt paid,first installement			250,000
Debt paid,second installement			250,000
Interest rate on convertible debenture																	6.00%
Common stock issued for warrant purchase			$ 250,000
December 1 2023 Member
Issuance amount of convertible debenture																	$ 250,000
Discount rate																	10.00%
Maturity date																	May 30, 2024
Convertion price																	$ 0.10
Convertible common stock shares		1,250,000
Convertible common stock amount		$ 125,000
Outstanding balance																	$ 125,000
Convertible Debt
Convertible debt																	$ 300,000
Common share issued																	8,205,263
Interest on convertible notes																	$ 17,556
Convertible Notes Accrued Interest Debt [Member]
Accrued interest																	$ 125,000
8% Convertible Note [Member]
Convertible debt																									$ 50,000	$ 50,000
Debenture Redemption Agreement [Member]
Debenture redemption principal amount								$ 400,000
Debenture payment description																	the Company paid the debenture owner $50,000 on August 24, 2023. The terms of the agreement requires principal payments of $50,000, which was made before September 30, 2023, $50,000 to be paid on or before October 31, 2023 and the balance of $250,000 on or before December 31, 2023
Description outstanding payment							On October 30, 2023 ,the Company paid $50,000 against the note outstanding per the settlement agreement leaving a balance due on December 31, 2023 of $250,000
Payment to related party debt	$ 250,000
Series A Convertible Preferred Stock [Member]
Accrued interest															$ 5,000
Convertible debt				$ 275,000		$ 82,500									$ 100,000	$ 138,000
Conversion price, Description				Within 180 days of issuance, the note may be repaid at a premium of 115% of the face value of the note and 150% of the unconverted balance of the note after 180 days and prior to maturity. After 180 days the note may be converted into common stock of the Company at $0.075 per share or a 20% discount to the lowest VWAP (Volume- Weighted Average Pricing) price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years	Within 180 days of issuance the note may be repaid at an escalating premium up to 125% of the face value of the note. After 180 days the note may be converted into common stock of the Company at $0.06 per share or a 25% discount to the lowest trading price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years	After 180 days the note may be converted into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion									After 180 days the note may be converted into common stock of the Company at a 30% discount to the lowest trading price during the 15 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 213% and expected life of 1.00 years	After 180 days the note may be converted into common stock of the Company at $0.04 per share or a 30% discount to the VWAP during the 20 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 212% and expected life of .50 years					The stock is convertible into common stock at 10 cents per share or 50% of the lowest trading price, whichever is lower 5 days prior to conversion. The Company has the right to convert the shares nine months after the issuance. The warrants are convertible at $0.15 per share within two years of issuance
Risk free interest rate				8.00%	10.00%	10.00%									10.00%
Debt conversion, principle balance					$ 200,000	$ 7,500									$ 5,000	$ 10,000
Common share issued																				1,968,363
Maturity date				Mar. 29, 2023	Feb. 10, 2022	Oct. 28, 2021									Feb. 16, 2022	Oct. 28, 2021
Interest rate									80.00%							10.00%